SPECIAL TERMINATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
SPECIAL TERMINATION ARRANGEMENTS
SPECIAL TERMINATION ARRANGEMENTS

11.    SPECIAL TERMINATION ARRANGEMENTS

As of December 31, 2025 and 2024, special termination arrangements amounted to $12,249,637 and $5,962,917, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2025 and 2024 were $11,112,700 and $3,588,894, respectively included in Other non-financial liabilities.

The evolution during each period is detailed below:

	12/31/2025	12/31/2024
Balances at the beginning	5,962,917	12,010,636
Additions to profit or loss	11,112,700	3,588,894
Benefits paid to participants	(2,893,337)	(3,248,738)
Monetary result benefits paid to participants	(1,932,643)	(6,387,875)
Balances at closing	12,249,637	5,962,917